UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 3 POST OFFICE SQUARE

         BOSTON, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    MARCH 3, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Entry Total:       $289,239



List of Other Included Managers:

NONE


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								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO					COM	88579y101	 318 	 3,680 		SH		SOLE			 3,680
ABBOTT LABS				COM	002824100	 411 	 8,588 		SH		SOLE			 8,588
ACCENTURE PLC CL A			COM	g1151c101	 4,809   99,180 	SH		SOLE			 99,180
AIR PRODUCTS & CHEMICALS INC		COM	009158106	 732 	 8,044 		SH		SOLE			 8,044
APACHE CORP				COM	037411105	 5,489   46,036 	SH		SOLE			 46,036
AT&T INC				COM	00206r102	 5,656 	 192,508 	SH		SOLE			 192,508
AUTOMATIC DATA PROCESSING INC		COM	053015103	 2,812 	 60,761 	SH		SOLE			 60,761
AUTOMATIC DATA PROCESSING INC		COM	053015103	 5 	 100		SH		DEFINED			 100
BANK OF NOVA SCOTIA HALIFAX		COM	064149107	 345 	 6,000 		SH		SOLE			 6,000
BAXTER INTL INC				COM	071813109	 4,259 	 84,146 	SH		SOLE			 84,146
BECTON DICKINSON			COM	075887109	 4,269 	 50,508 	SH		SOLE			 50,508
BIOGEN IDEC INC				COM	09062x103	 315 	 4,692 		SH		SOLE			 4,692
BOEING CO				COM	097023105	 261 	 4,000 		SH		SOLE			 4,000
BRISTOL MYERS SQUIBB CO			COM	110122108	 485 	 18,311 	SH		SOLE			 18,311
CENOVUS ENERGY INC			COM	15135u109	 286 	 8,600 		SH		SOLE			 8,600
CHEVRON CORPORATION			COM	166764100	 1,036 	 11,356 	SH		SOLE			 11,356
CHEVRON CORPORATION			COM	166764100	 74 	 810		SH		DEFINED			 810
CISCO SYSTEMS INC			COM	17275r102	 4,347 	 214,896 	SH		SOLE			 214,896
CITRIX SYSTEMS INC			COM	177376100	 6,765 	 98,884 	SH		SOLE			 98,884
COCA COLA CO				COM	191216100	 6,092 	 92,625 	SH		SOLE			 92,625
COGNIZANT TECHNOLOGY SOLUTIONS CORP	COM	192446102	 9,158 	 124,949 	SH		SOLE			 124,949
COOPER INDUSTRIES PLC			COM	g24140108	 7,930 	 136,036 	SH		SOLE			 136,036
DOW CHEMICAL COMPANY			COM	260543103	 400 	 11,727 	SH		SOLE			 11,727
DU PONT E I DE NEMOURS & CO		COM	263534109	 273 	 5,476	 	SH		SOLE			 5,476
EDWARDS LIFESCIENCES CORP		COM	28176e108	 460 	 5,696	 	SH		SOLE			 5,696
EMERSON ELEC CO				COM	291011104	 4,242 	 74,202 	SH		SOLE			 74,202
EXXONMOBIL CORP				COM	30231g102	 18,710  255,880 	SH		SOLE			 255,880
EXXONMOBIL CORP				COM	30231g102	 58 	 800		SH		DEFINED			 800
FLAMEL TECHNOLOGIES SA SPONS ADR	COM	338488109	 75 	 11,000 	SH		SOLE			 11,000
FREEPORT-MCMORAN COPPER AND GOLD IN	COM	35671d857	 3,070 	 25,568 	SH		SOLE			 25,568
GENERAL ELECTRIC CORP			COM	369604103	 1,181 	 64,590 	SH		SOLE			 64,590
GENERAL ELECTRIC CORP			COM	369604103	 18 	 970		SH		DEFINED			 970
GENUINE PARTS CO			COM	372460105	 3,886 	 75,685 	SH		SOLE			 75,685
GROUNDED POWER INC			COM	su0005151	 100 	 100,000 	SH		SOLE			 100,000
HEINZ H J CO				COM	423074103	 714 	 14,446 	SH		SOLE			 14,446
HEXCEL CORP				COM	428291108	 3,224 	 178,207 	SH		SOLE			 178,207
INTEL CORP				COM	458140100	 2,846 	 135,315 	SH		SOLE			 135,315
INTL. BUSINESS MACHINES CORP		COM	459200101	 5,314 	 36,207 	SH		SOLE			 36,207
ISHARES BARCLAYS TIPS BOND FUND		COM	464287176	 547 	 5,087 		SH		SOLE			 5,087
ISHARES FTSE CHINA 25 INDEX FUND	COM	464287184	 7,730 	 179,392 	SH		SOLE			 179,392
ISHARES KLD 400 SOC SM IND F		COM	464288570	 591 	 12,600 	SH		SOLE			 12,600
ISHARES MSCI EMERGING MKT IN		COM	464287234	 8,400 	 176,321 	SH		SOLE			 176,321
ISHARES MSCI PACIFIC EX-JAPAN INDEX	COM	464286665	 8,006 	 170,412 	SH		SOLE			 170,412
ISHARES S&P 1500 INDEX FUND		COM	464287150	 3,680 	 64,271 	SH		SOLE			 64,271
JARDINE MATHESON UNSPONS ADR		COM	471115402	 310 	 7,015 		SH		SOLE			 7,015
JOHNSON & JOHNSON			COM	478160104	 9,630 	 155,692 	SH		SOLE			 155,692
JOHNSON CONTROLS INC			COM	478366107	 5,743 	 150,346 	SH		SOLE			 150,346
JP MORGAN CHASE & CO			COM	46625h100	 5,820 	 137,197 	SH		SOLE			 137,197
KELLOGG CO				COM	487836108	 5,825 	 114,029 	SH		SOLE			 114,029
LOWES COS INC				COM	548661107	 5 	 200		SH		DEFINED			 200
MICROSOFT CORP				COM	594918104	 7,384 	 264,552 	SH		SOLE			 264,552
NESTLE SA SPONS ADR			COM	641069406	 4,800 	 81,603 	SH		SOLE			 81,603
NEXTERA ENERGY INC			COM	65339f101	 4,570 	 87,909 	SH		SOLE			 87,909
NIKE INC-CLASS B			COM	654106103	 5,283 	 61,847 	SH		SOLE			 61,847
PEPSICO INC				COM	713448108	 7,130 	 109,139 	SH		SOLE			 109,139
PEPSICO INC				COM	713448108	 7 	 100		SH		DEFINED			 100
PFIZER INC				COM	717081103	 488 	 27,875 	SH		SOLE			 27,875
PFIZER INC				COM	717081103	 35 	 1992		SH		DEFINED			 1992
POWERSHARES INDIA PORTFOLIO		COM	73935l100	 2,521 	 99,183 	SH		SOLE			 99,183
PPG INDUSTRIES INC			COM	693506107	 252 	 3,000 		SH		SOLE			 3,000
PRAXAIR INC				COM	74005p104	 5,383 	 56,384 	SH		SOLE			 56,384
PROCTER & GAMBLE CO			COM	742718109	 19,964  310,338 	SH		SOLE			 310,338
QUALCOMM INC				COM	747525103	 281 	 5,687 		SH		SOLE			 5,687
ROYAL BANK OF CANADA			COM	780087102	 307 	 5,600 		SH		SOLE			 5,600
SCHLUMBERGER LTD			COM	806857108	 4,557 	 54,577 	SH		SOLE			 54,577
STAPLES INC				COM	855030102	 5,895 	 258,904 	SH		SOLE			 258,904
STATE STREET CORP			COM	857477103	 568 	 12,253 	SH		SOLE			 12,253
STRYKER CORPORATION			COM	863667101	 276 	 5,145 		SH		SOLE			 5,145
TEVA PHARMACEUTICAL INDS SPONS ADR	COM	881624209	 4,507 	 86,454 	SH		SOLE			 86,454
THERMO FISHER SCIENTIFIC INC		COM	883556102	 3,582 	 64,704 	SH		SOLE			 64,704
TRAVELERS COMPANIES INC			COM	89417e109	 4,500 	 80,783 	SH		SOLE			 80,783
UNION PAC CORP				COM	907818108	 4,006 	 43,237 	SH		SOLE			 43,237
UNITED TECHNOLOGIES CORP		COM	913017109	 5,828 	 74,034 	SH		SOLE			 74,034
US BANCORP NEW				COM	902973304	 5,383 	 199,601 	SH		SOLE			 199,601
VANGUARD DIVIDEND APPREC ETF		COM	921908844	 1,836 	 34,894 	SH		SOLE			 34,894
VERIZON COMMUNICATIONS			COM	92343v104	 5,749 	 160,690 	SH		SOLE			 160,690
VISA INC CL A				COM	92826c839	 5,573 	 79,190 	SH		SOLE			 79,190
WALGREEN CO				COM	931422109	 298 	 7,637 		SH		SOLE			 7,637
WASTE MANAGEMENT INC			COM	94106l109	 4,619 	 125,289 	SH		SOLE			 125,289
WELLS FARGO & CO			COM	949746101	 526 	 16,965 	SH		SOLE			 16,965
WEYERHAEUSER CO				COM	962166104	 380 	 20,067 	SH		SOLE			 20,067
YUM BRANDS INC				COM	988498101	 6,038 	 123,093 	SH		SOLE			 123,093
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